Long-Term Debt (Committed Funding Facilities) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Committed Funding Facilities [Member]
Debt Instrument [Line Items]
Outstanding	$ 27,500,000,000	$ 22,700,000,000
Unused capacity	15,500,000,000	20,400,000,000
Total capacity	43,000,000,000	43,100,000,000
Committed Funding Facilities [Member] | Bank Funding Member | Secured Debt [Member]
Debt Instrument [Line Items]
Outstanding	3,800,000,000	5,800,000,000
Unused capacity	4,700,000,000	3,700,000,000
Total capacity	8,500,000,000	9,500,000,000
Line of Credit Facility, Current Borrowing Capacity	4,100,000,000
Committed Funding Facilities [Member] | Nonbank Funding [Member]
Debt Instrument [Line Items]
Outstanding	22,600,000,000	15,300,000,000
Unused capacity	7,800,000,000	14,200,000,000
Total capacity	30,400,000,000	29,500,000,000
Committed Funding Facilities [Member] | Nonbank Funding [Member] | Secured Debt [Member] | North American Automotive Finance Operations [Member]
Debt Instrument [Line Items]
Outstanding	12,900,000,000	4,200,000,000
Unused capacity	5,400,000,000	10,200,000,000
Total capacity	18,300,000,000	14,400,000,000
Committed Funding Facilities [Member] | Nonbank Funding [Member] | Secured Debt [Member] | International Businesses [Member]
Debt Instrument [Line Items]
Outstanding	9,600,000,000	10,100,000,000
Unused capacity	2,400,000,000	3,000,000,000
Total capacity	12,000,000,000	13,100,000,000
Committed Funding Facilities [Member] | Nonbank Funding [Member] | Secured Debt [Member] | Mortgage Operations [Member]
Debt Instrument [Line Items]
Outstanding	0	700,000,000
Unused capacity	0	500,000,000
Total capacity	0	1,200,000,000
Committed Funding Facilities [Member] | Nonbank Funding [Member] | Unsecured Debt [Member] | North American Automotive Finance Operations [Member]
Debt Instrument [Line Items]
Outstanding	0	0
Unused capacity	0	500,000,000
Total capacity	0	500,000,000
Committed Funding Facilities [Member] | Nonbank Funding [Member] | Unsecured Debt [Member] | International Businesses [Member]
Debt Instrument [Line Items]
Outstanding	100,000,000	300,000,000
Unused capacity	0	0
Total capacity	100,000,000	300,000,000
Committed Funding Facilities [Member] | Shared Capacity [Member] | North American Automotive Finance Operations [Member]
Debt Instrument [Line Items]
Outstanding	1,000,000,000	1,500,000,000
Unused capacity	3,000,000,000	2,500,000,000
Total capacity	4,000,000,000	4,000,000,000
Committed Funding Facilities [Member] | Shared Capacity [Member] | International Businesses [Member]
Debt Instrument [Line Items]
Outstanding	100,000,000	100,000,000
Unused capacity	0	0
Total capacity	100,000,000	100,000,000
Committed Funding Facilities [Member] | Revolving secured funding facilities [Member]
Debt Instrument [Line Items]
Total capacity	34,300,000,000
Committed Funding Facilities [Member] | Revolving secured funding facilities 1 year or greater [Member]
Debt Instrument [Line Items]
Total capacity	13,900,000,000
Committed funding reliant upon origination of future automotive receivables [Member]
Debt Instrument [Line Items]
Unused capacity	$ 2,200,000,000	$ 4,900,000,000